SubsequentEvent (Details) (USD $)	12 Months Ended					0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2012	Sep. 30, 2012	Jun. 01, 2012	Sep. 30, 2012 2012 Plan Non-vested ordinary shares	Oct. 02, 2012 2012 Plan Non-vested ordinary shares	Jun. 01, 2012 2012 Plan Non-vested ordinary shares	Dec. 31, 2012 2012 Plan Non-vested ordinary shares	Mar. 19, 2013 Subsequent event ADS	Jan. 02, 2013 Subsequent event 2012 Plan Options	Jan. 02, 2013 Subsequent event 2012 Plan Non-vested ordinary shares
Subsequent event
Number of options granted to executive officers and employees (in shares)	758,048	7,167,138									400,000
Exercise Price per share (in dollars per share)	$ 2.51	$ 1.25									$ 0.5
Number of options that will vest and become exercisable at the grant date and the end of each month thereafter											148
Non-vested ordinary shares granted to employees and independent directors (in shares)						340,000	34,000	367,500	741,500			561,000
Vesting period									4 years			4 years
Vesting percentage on first anniversary from grant date									0.25%			25.00%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date									0.75%			75.00%
Period over which remaining three-fourth shares will vest on a monthly basis									3 years			3 years
Aggregate fair value of the non-vested shares on grant date												$ 5,004,120
Public offering under American depositary shares										7,200,000
Price per ADS (in dollars per share)			$ 3.70	$ 3.75	$ 2.76					$ 24.00
ADSs offered by the entity										4,000,000
ADSs offered by the selling shareholders										3,200,000
Number of ordinary shares included in ADS										2
Additional American depository shares to be purchased by underwriters from selling shareholders										1,080,000
Gross proceeds from issuance of American depositary shares										$ 96,000,000